Taxes - Summary Income (loss) from continuing operations before income taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income (loss) from continuing operations before income taxes:
Canadian	$ 27,513	$ 19,080
Foreign	(17,043)	542
Current income tax expense
Canadian	6,878	5,467
Foreign	317	72
Deferred income tax expense (recovery)
Canadian	(6,018)	$ 3,031
Foreign	$ (933)